Goldman, Sachs & Co.
                           85 Broad Street, 12th Floor
                               New York, NY 10004
                                 (212) 902-1000




November 24, 1998

VIA EDGAR

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re: Trust for Credit Unions (the "Registrant") Securities Act File No. 33-18781
                           Investment Company Act File No. 811-5407
                           -----------------------------------------

Ladies and Gentlemen:

On behalf of the Registrant, pursuant to the Securities Act of 1933, as amended, and Rule 497(j) thereunder, the Registrant certifies that the form of prospectus and Statement of Additional Information does not differ from the form of the aforementioned documents that was filed electronically as Post-Effective Amendment Nos. 20 and 22 to the Registrant's most recent registration statement for the Trust for Credit Unions on November 20, 1998.

Sincerely,

Barbara A. Mistaras

Barbara A. Mistaras